Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets	The depreciation rates used for each class of depreciable assets are generally as follows:
Class of fixed assets	Depreciation rate
Leasehold Improvements	lesser of 5 years or lease term
Office Furniture and Equipment	5-12 years
Machinery	5-12 years

Schedule of New or Amended Standard Forthcoming requirements	New standards and amendments to standards are effective for annual periods beginning after 1 January 2024 and earlier application is permitted; however, the Group has not early adopted them in preparing these Consolidated Financial Statements.
New or Amended Standard Forthcoming requirements	Title of the Standard	Effective for Annual Periods Beginning on or After
Lease Liability in Sale and Leaseback	Amendments to IFRS 16 Leases	January 1,2024
Classification of Liabilities as Current or Non-current	Amendments to IAS 1 Presentation of Financial Statements	January 1,2024
Supplier Finance Arrangements	Amendments to IAS 7 and IFRS 7	January 1,2025
Lack of Exchangeability	Amendments to IAS 21	January 1,2025
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures	Available for optional adoption/effective date deferred indefinitely